Contingencies And Other Disclosures (Narrative II) (Details) - USD ($) shares in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2008
Loss Contingencies [Line Items]
Unpaid principal balance of servicing portfolio		$ 252,800,000			$ 15,000,000,000
Amount disputed related to various items for transfers of subservicers		$ 8,600,000
Loan-to-value ratio at origination		80.00%
Accrued losses on loan repurchase exposure		$ 120,100,000		$ 165,800,000
Visa Class B Shares [Member]
Loss Contingencies [Line Items]
Number of Visa Class B shares		1.1				2.4
Historical cost		$ 0
Estimated conversion ratio		41.00%
Derivative liability		$ 5,200,000		$ 2,900,000
Additional amount deposited into escrow account by Visa			$ 450,000,000
Contingent liability		$ 800,000
Cash payment to counterparty	$ 2,400,000